United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05069

EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1.	Schedules of Investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

March 31, 2007

(Unaudited)

	Shares Held		Value
COMMON STOCKS (86.61%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.35%)
Jones Apparel Group, Inc.	7,500		$230,475

BUSINESS SERVICES (4.85%)
Compuware Corp.	16,050	<F1>	152,315
eBay, Inc.	13,135	<F1>	435,425
Electronic Data Systems Corp.	5,745		159,022
First Data Corp.	3,520		94,688
Intuit Inc.	11,555	<F1>	316,145
Microsoft Corp.	37,205		1,036,903
Oracle Corp.	25,000	<F1>	453,250
Symantec Corp.	28,002	<F1>	484,435
Western Union Co. (The)	3,520		77,264

			3,209,447

CHEMICALS AND ALLIED PRODUCTS (11.30%)
Abbott Laboratories	8,000		446,400
Amgen, Inc.	6,265	<F1>	350,088
Colgate-Palmolive Co.	3,255		217,401
Dow Chemical Co.	5,330		244,434
E.I. du Pont de Nemours & Co.	14,655		724,397
GlaxoSmithKline PLC	5,500		303,930
Johnson & Johnson	18,830		1,134,696
KV Pharmaceutical Co.-Class A	12,700	<F1>	314,071
Mylan Laboratories, Inc.	10,205		215,734
Novartis AG	5,700		311,391
Olin Corp.	6,400		108,416
Pfizer, Inc.	54,021		1,364,570
Procter & Gamble Co.	6,400		404,224
Schering-Plough Corp.	14,980		382,140
Teva Pharmaceutical Industries, Ltd.	17,691		662,174
Wyeth	5,835		291,925

			7,475,991

COMMUNICATIONS (2.98%)
Alltel Corp.	5,700		353,400
Comcast Corp.—Class A	18,765	<F1>	486,952
Sprint Nextel Corp.	42,103		798,273
Verizon Communications, Inc.	8,800		333,696

			1,972,321

DEPOSITORY INSTITUTIONS (7.08%)
Bank of America Corp.	12,204		622,648
Bank of New York Co., Inc.	19,271		781,439
Citigroup, Inc.	23,183		1,190,215
National City Corp.	6,830		254,418
New York Community Bancorp., Inc.	23,156		407,314
Regions Financial Corp.	9,273		327,986
U. S. Bancorp.	15,710		549,379
Wachovia Corp.	9,950		547,748

			4,681,147

ELECTRIC, GAS AND SANITARY SERVICES (4.07%)
Atmos Energy Corp.	11,267		352,432
CMS Energy Corp.	28,300		503,740
Helmerich & Payne	14,600		442,964
Pepco Holdings, Inc.	16,200		470,124
Pinnacle West Capital Corp.	9,200		443,900
Xcel Energy, Inc.	19,405		479,109

			2,692,269

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (7.51%)
Adaptec, Inc.	43,100	<F1>	166,797
ADC Telecommunications, Inc.	18,205	<F1>	304,752
Cisco Systems, Inc.	30,600	<F1>	781,218
ECI Telecom, Ltd.	10,000	<F1>	82,000
Emerson Electric Co.	4,600		198,214
General Electric Co.	75,330		2,663,669
Helen of Troy, Ltd.	8,966	<F1>	203,618
Intel Corp.	17,500		334,775
JDS Uniphase Corp.	2,050	<F1>	31,222
Qualcomm, Inc.	4,200		179,172
Verigy, Ltd.	857	<F1>	20,114

			4,965,551

FABRICATED METAL PRODUCTS (0.88%)
Illinois Tool Works, Inc.	11,255		580,758

FOOD AND KINDRED PRODUCTS (4.33%)
Anheuser-Busch Cos., Inc.	9,930		501,068
Coca-Cola Co. (The)	16,170		776,160
Coca Cola Enterprises, Inc.	17,485		354,071
ConAgra Foods, Inc.	12,970		323,083
General Mills, Inc.	4,110		239,284
PepsiCo, Inc.	10,510		668,016

			2,861,682

FOOD STORES (0.83%)
Kroger Co.	19,526		551,609

GENERAL MERCHANDISE STORES (1.93%)
Target Corp.	13,790		817,195
Wal-Mart Stores, Inc.	9,835		461,753

			1,278,948

HEALTH SERVICES (0.91%)
Health Management Associates, Inc.	30,000		326,100
Lifepoint Hospitals, Inc.	7,163	<F1>	273,770

			599,870

INDUSTRIAL MACHINERY AND EQUIPMENT (5.88%)
3M Co.	14,430		1,102,885
Baker Hughes, Inc.	6,200		410,006
Deere & Co.	1,990		216,194
EMC Corp.	53,600	<F1>	742,360
Hewlett-Packard Co.	6,000		240,840
Ingersoll-Rand Co., Ltd.-Class A	25,600		1,110,272
Solectron Corp.	22,500	<F1>	70,875

			3,893,432

INSTRUMENTS AND RELATED PRODUCTS (5.33%)
Agilent Technologies, Inc.	7,000	<F1>	235,830
Becton Dickinson & Co.	8,826		678,631
Biomet, Inc.	4,220		179,308
Boston Scientific Corp.	4,770	<F1>	69,356
Medtronic, Inc.	15,340		752,580
Stryker Corp.	7,030		466,230
Thermo Fisher Scientific Inc.	16,352	<F1>	764,456
Zimmer Holdings, Inc.	4,480	<F1>	382,637

			3,529,028

INSURANCE CARRIERS (3.47%)
Allstate Corp.	4,910		294,895
American International Group, Inc.	9,740		654,723
MBIA, Inc.	4,690		307,148
Metlife, Inc.	7,595		479,624
Safeco Corp.	3,223		214,104
WellPoint, Inc.	4,222	<F1>	342,404

			2,292,898

METAL MINING (1.84%)
Barrick Gold Corp.	24,946		712,208
Newmont Mining Corp.	12,000		503,880

			1,216,088

MOTION PICTURES (1.47%)
News Corp.-Class A	17,040		393,965
Time Warner, Inc.	29,390		579,571

			973,536

NONDEPOSITORY INSTITUTIONS (0.97%)
Federal Home Loan Mortgage Corp.	4,900		291,501
SLM Corp.	8,555		349,900

			641,401

OIL AND GAS EXTRACTION (4.22%)
Anadarko Petroleum Corp.	9,700		416,906
Apache Corp.	5,200		367,640
BJ Services Co.	11,500		320,850
Noble Corp.	4,300		338,324
Occidental Petroleum Co.	9,500		468,445
Rowan Cos., Inc.	16,900		548,743
Weatherford Intl Inc.	7,300	<F1>	329,230

			2,790,138

PAPER AND ALLIED PRODUCTS (1.50%)
Abitibi Consolidated, Inc.	92,600		261,132
Kimberly-Clark Corp.	10,720		734,213

			995,345

PERSONAL SERVICES (0.21%)
Cintas Corp.	3,910		141,151

PETROLEUM AND COAL PRODUCTS (3.74%)
BP PLC	6,000		388,500
Chevron Corp.	14,100		1,042,836
ConocoPhillips	15,257		1,042,816

			2,474,152

PRIMARY METAL INDUSTRIES (1.10%)
Northwest Pipe Co.	18,215	<F1>	725,503

PRINTING AND PUBLISHING (1.13%)
Belo Corp.-Series A	14,835		276,969
R.R. Donnelley & Sons Co.	8,110		296,744
Tribune Co.	5,450		174,999

			748,712

RAILROAD TRANSPORTATION (0.33%)
Union Pacific Corp.	2,155		218,840

RETAIL-DRUG AND PROPRIETARY STORES (0.39%)
Walgreen Co.	5,600		256,984

RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS (0.75%)
Lowe’s Companies	15,690		494,078

SECURITY AND COMMODITY BROKERS (1.55%)
Adams Express Co.	59,500		834,189
Ameriprise Financial, Inc.	3,380		193,133

			1,027,322

TOBACCO PRODUCTS (0.57%)
Altria Group, Inc.	4,260		374,071

TRANSPORTATION EQUIPMENT (2.71%)
Federal Signal Corp.	13,300		206,416
Honeywell International, Inc.	23,500		1,082,410
ITT Industries, Inc.	8,370		504,878

			1,793,704

TRUCKING (NO LOCAL) (0.24%)
Werner Enterprises, Inc.	8,805		159,987

TRUCKING AND WAREHOUSING (0.60%)
United Parcel Service, Inc.-Class B	5,675		397,817

WHOLESALE TRADE - NONDURABLE GOODS (0.96%)
Dean Foods Co.	4,762		222,576
SYSCO Corp.	12,130		410,358

			632,934

MISCELLANEOUS EQUITIES (0.63%)
H & Q Life Sciences Investors	30,117		418,626

Total Common Stocks (Cost $50,061,608)			57,295,815

SHORT-TERM INVESTMENTS (13.30%)
MONEY MARKET MUTUAL FUND (0.52%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $345,365)	345,365		345,365

	Principal Amount
COMMERCIAL PAPER (4.94%)
FOOD AND KINDRED PRODUCTS (1.36%)
Coca-Cola Enterprises, Inc., 144A due 04/10/07	$900,000	<F2>	898,683

INSURANCE CARRIERS (0.56%)
Prudential Funding LLC, 5.27%, due 04/18/2007	370,000		370,000

NONDEPOSITORY INSTITUTIONS (3.02%)
American General Finance Corp., 5.27%, due 05/03/2007	900,000		900,000
General Electric Capital Corp., 5.25%, due 04/13/2007	1,100,000		1,100,000

			2,000,000

Total Commercial Paper (Cost $3,268,683)			3,268,683

UNITED STATES GOVERNMENT AGENCIES (7.84%)
Federal Home Loan Bank, due 04/02/2007	1,000,000		999,713
Federal Home Loan Bank, due 04/25/2007	900,000		896,790
Federal Home Loan Mortgage Corp., due 04/30/2007	800,000		796,585
Federal National Mortgage Assoc., due 04/04/2007	1,000,000		999,428
Federal National Mortgage Assoc., due 04/18/2007	600,000		598,456
Federal National Mortgage Assoc., due 04/20/2007	900,000		897,432

Total United States Government Agencies (Cost $5,188,404)			5,188,404

Total Short-Term Investments (Cost $8,802,452)			8,802,452

Total Investments (Cost $58,864,060) (99.91%)			66,098,267

OTHER ASSETS LESS LIABILITIES (0.09%)
Cash, receivables, prepaid expense and other assets, less liabilities			61,735

Total Net Assets (100.00%)			$66,160,002

<F1>	Non-income producing securities.
<F2>	Restricted security:

Coca-Cola Enterprises, Inc., was purchased at 99.693 on 03/20/2007. As of 03/31/07, the carrying value of each unit was 99.854 representing $898,683 or 1.36% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$11,162,699
Unrealized Depreciation	(3,677,852)

Net Unrealized Appreciation (Depreciation)	7,484,847

Cost for federal income tax purposes	$58,613,420

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

March 31, 2007

(Unaudited)

	Shares Held		Value
PREFERRED STOCKS (0.49%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust-Series D, 7.80% (Cost $200,000)	4,000		$199,125

	Principal Amount
CORPORATE BONDS (40.24%)
DEPOSITORY INSTITUTIONS (12.22%)
Comerica Bank, 5.20%, due 08/22/17	$1,000,000		958,560
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000		994,160
Huntington National Bank, 5.50%, due 02/15/16	700,000		685,755
PNC Preferred FD, 144A, 6.517%, due 12/31/49	1,500,000	<F1>	1,551,495
Washington Mutual Bank, 5.65%, due 08/15/14	750,000		743,528

			4,933,498

ELECTRIC, GAS AND SANITARY SERVICES (8.23%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19	700,000	<F1>	784,798
Oglethorpe Power Corp., 6.974%, due 06/30/11	748,000		767,396
PacifiCorp, 6.90%, due 11/15/11	750,000		803,617
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000		966,130

			3,321,941

FOOD AND KINDRED PRODUCTS (2.43%)
Diageo Capital PLC, 4.375%, due 05/03/10	1,000,000		980,010

FOOD STORES (1.62%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	600,000		654,750

FURNITURE AND FIXTURES (1.27%)
Steelcase Inc., 6.50%, due 08/15/11	500,000		514,910

HOLDING AND OTHER INVESTMENT OFFICES (3.31%)
Security Capital Pacific, 7.20%, due 03/01/13	275,000		292,526
Wasington REIT, 5.25%, due 01/15/14	700,000		689,136
Washington REIT, 6.898%, due 02/25/18	350,000		355,491

			1,337,153

INSURANCE CARRIERS (2.13%)
SunAmerica, 8.125%, due 04/28/23	700,000		860,979

SECURITY AND COMMODITY BROKERS (5.24%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	900,000		875,718
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	1,300,000		1,239,173

			2,114,891

TOBACCO PRODUCTS (1.94%)
UST, Inc., 7.25%, due 06/01/09	750,000		781,935

TRANSPORTATION - BY AIR (1.51%)
Continental Airlines, Inc., 6.545%, due 08/02/20	389,652		405,180
Federal Express, 7.50%, due 01/15/18	189,738		207,042

			612,222
TRANSPORTATION EQUIPMENT (0.34%)
Ford Motor Co., 9.215%, due 09/15/21	150,000		136,500

Total Corporate Bonds (Cost $15,934,123)			16,248,789

MORTGAGE-BACKED SECURITIES (35.16%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (10.05%)
Pool # G02648, 5.50%, due 12/01/36	1,498,442	<F2>	1,483,245
Pool # 3023, 5.50%, due 08/01/35	1,617,042	<F3>	1,591,113
Pool # 3051, 5.50%, due 10/01/25	1,000,000		983,430

			4,057,788
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.67%)
Pool # 50276, 9.50%, due 02/01/20	861		946
Pool # 256103, 5.50%, due 02/01/26	891,763		888,370
Pool # 897144, 6.00%, due 09/01/36	987,986		995,639

			1,884,955
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (20.44%)
Pool # 1512, 7.50%, due 12/01/23	17,045		17,723
Pool # 2631, 7.00%, due 08/01/28	22,511		23,479
Pool # 2658, 6.50%, due 10/01/28	42,261		43,469
Pool # 2701, 6.50%, due 01/01/29	51,905		53,385
Pool # 2796, 7.00%, due 08/01/29	41,492		43,278
Pool # 3039, 6.50%, due 02/01/31	16,620		17,080
Pool # 3040, 7.00%, due 02/01/31	27,727		28,907
Pool # 3188, 6.50%, due 02/01/32	98,100		100,719
Pool # 3239, 6.50%, due 05/01/32	93,323		95,814
Pool # 3261, 6.50%, due 07/01/32	181,491		186,334
Pool # 3320, 5.50%, due 12/01/32	731,909		728,085
Pool # 3333, 5.50%, due 01/01/33	605,834		602,551
Pool # 3375, 5.50%, due 04/01/33	91,022		90,529
Pool # 3390, 5.50%, due 05/01/33	403,540		401,354
Pool # 3403, 5.50%, due 06/01/33	684,976		681,265
Pool # 3458, 5.00%, due 10/01/33	589,040		572,085
Pool # 3499, 5.00%, due 01/01/34	911,680		884,932
Pool # 3556, 5.50%, due 05/01/34	939,880		934,524
Pool # 3623, 5.00%, due 10/01/34	1,518,397		1,473,848
Pool # 22630, 6.50%, due 08/01/28	23,658		24,334
Pool # 276337, 10.00%, due 08/01/19	5,634		6,293
Pool # 643816, 6.00%, due 07/01/25	1,222,718		1,241,299

			8,251,287

Total Mortgage-Backed Securities (Cost $14,297,747)			14,194,030

UNITED STATES GOVERNMENT AGENCIES (12.98%)
Federal Home Loan Bank, 5.50%, due 05/18/15	1,000,000		993,259
Federal Home Loan Mortgage Corp., 4.65%, due 10/10/13	1,000,000		972,060
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000		994,616
Federal National Mortgage Assoc., 6.00%, due 11/09/15	300,000		300,375
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,000,000		991,838
Government National Mortgage Assoc., 5.50%, due 07/01/32	1,000,000		988,129

Total United States Government Agencies (Cost $5,260,553)			5,240,277

SHORT-TERM INVESTMENTS (14.41%)
COMMERCIAL PAPER (3.16%)
DEPOSITORY INSTITUTIONS (2.23%)
American General Finance Corp., 5.23%, due 04/03/07	600,000		600,000
American General Finance Corp., 5.27%, due 04/12/07	300,000		300,000

			900,000

NONDEPOSITORY INSTITUTIONS (0.93%)
General Electric Capital Corp., 5.24%, due 04/03/07	375,000	375,000

Total Commercial Paper (Cost $1,275,000)		1,275,000

UNITED STATES GOVERNMENT AGENCIES (10.87%)
Federal Farm Credit Bank, due 04/17/07	1,200,000	1,197,090
Federal Home Loan Bank, due 04/09/07	1,000,000	998,715
Federal Home Loan Bank, due 04/12/07	1,200,000	1,197,948
Federal National Mortgage Assoc., due 04/27/07	1,000,000	996,158

Total United States Government Agencies (Cost $4,389,911)		4,389,911

	Shares Held

MONEY MARKET MUTUAL FUND (0.38%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $152,532)	152,532	152,532

Total Short-Term Investments (Cost $5,817,443)		5,817,443

Total Investments (Cost $41,509,866) (103.28%)		41,699,664

OTHER ASSETS LESS LIABILITIES (-3.28%)
Cash, receivables, prepaid expense and other assets, less liabilities		(1,323,468)

Total Net Assets (100.00%)		$40,376,196

<F1>    Restricted Securities:

Maritime & NE Pipeline, was purchased at 104.481 on 04/20/01. As of 03/31/07, the carrying value of each unit was 112.114, representing $784,798 or 1.94% of total net assets.

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 03/31/07, the carrying value of each unit was 103.433, representing $1,551,495 or 3.84% of total net assets.

As of 03/31/07, the carrying value of all restricted securities was $2,336,293 or 5.78% of total net assets.

<F2>    Firm Commitment to purchase on 04/12/2007.

<F3>    Trade restricted and held in a segregated account to cover firm commitment.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$457,304
Unrealized Depreciation	(267,506)

Net Unrealized Appreciation (Depreciation)	189,798
Cost for federal income tax purposes	$41,509,866

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

March 31,2007

(Unaudited)

	Shares Held		Value
PREFERRED STOCKS (2.82%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust-Series D, 7.80%	7,000		$348,469
Sovereign Capital Trust V, 7.84%	32,000		846,400

Total Preferred Stocks (Cost $1,150,000)			1,194,869

	Principal Amount
CORPORATE BONDS (62.70%)
APPAREL AND ACCESSORY STORES (3.40%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000		1,438,500

CHEMICALS AND ALLIED PRODUCTS (5.69%)
Chemtura Corp., 6.875%, due 06/01/16	1,700,000		1,670,250
Nova Chemicals, Ltd., 7.875%, due 09/15/25	800,000		738,000

			2,408,250

DEPOSITORY INSTITUTIONS (3.66%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	1,500,000	<F1>	1,551,495

ELECTRIC, GAS AND SANITARY SERVICES (3.25%)
ESI Tractebel, 7.99%, due 12/30/11	264,000		271,082
Semco Energy, Inc., 7.125%, due 05/15/08	900,000		913,500
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	187,287		190,201

			1,374,783

FUNITURE AND FIXTURES (3.16%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000		1,338,766

HOLDING AND OTHER INVESTMENT OFFICES (14.39%)
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000		666,582
First Industrial LP, 7.60%, due 07/15/28	700,000		788,137
First Industrial LP, 7.75%, due 04/15/32	500,000		570,125
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000		1,373,190
HRPT Properties, 6.25%, due 08/15/16	1,075,000		1,116,957
iStar Financial, Inc., 7.00%, due 03/15/08	300,000		306,216
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	1,171,000		1,158,049
Price Development Co., 7.29%, due 03/11/08	112,500		113,271

			6,092,527

INSURANCE CARRIERS (1.59%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000		675,025

MOTION PICTURES (2.24%)
Time Warner, Inc., 8.375%, due 03/15/23	800,000		948,424

OIL & GAS FIELD EXPLORATION SERVICES (2.38%)
Sabine Pass LNG, LP., 144A, 7.50% due 11/30/16	1,000,000	<F1>	1,010,000

OPERATORS OF NONRESIDENTIAL BUILDINGS (4.50%)
Rouse Company, LP (The), 5.375%, due 11/26/13	2,000,000		1,906,320

PAPER AND ALLIED PRODUCTS (7.08%)
Bowater, Inc., 9.375%, due 12/15/21	900,000		936,000
Cascades, Inc., 7.25%, due 02/15/13	1,000,000		1,005,000
Potlatch Corp., 13.00%, due 12/01/09	900,000		1,057,500

			2,998,500

TRANSPORTATION - BY AIR (2.96%)
Continental Airlines, Inc., 7.461%, due 10/01/16	1,199,790		1,254,681

WATER TRANSPORTATION (5.31%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000		1,210,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	1,000,000	<F1>	1,039,660

			2,249,660

WHOLESALE TRADE-NONDURABLE GOODS (3.09%)
Safeway, Inc., 7.45%, due 09/15/27	1,200,000		1,306,716

Total Corporate Bonds (Cost $25,766,654)			26,553,647

MORTGAGE-BACKED SECURITIES (13.09%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (8.64%)
Pool # G02648, 5.50%, due 12/01/36	1,498,442	<F2>	1,483,245
Pool # 3023, 5.50%, due 08/01/35	1,212,781		1,193,334
Pool # 3051, 5.50%, due 10/01/25	1,000,000	<F3>	983,430

			3,660,009

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.45%)
Pool # 256103, 5.50%, due 02/01/26	891,763	<F3>	888,370
Pool # 897144, 6.00%, due 09/01/36	987,986		995,639

			1,884,009

Total Mortgage-Backed Securities (Cost $5,561,913)			5,544,018

UNITED STATES GOVERNMENT AGENCIES (6.35%)
Federal Home Loan Bank, 5.50%, due 05/18/15	1,000,000		993,259
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000		994,616
Federal National Mortgage Assoc., 6.00%, due 11/09/15	700,000		700,874

Total United States Government Agencies (Cost $2,700,000)			2,688,749

SHORT-TERM INVESTMENTS (17.85%)
COMMERCIAL PAPER (4.72%)
INSURANCE CARRIERS (0.94%)
Prudential Funding LLC, 5.25%, due 04/12/07	400,000		400,000

NONDEPOSITORY INSTITUTIONS (0.71%)
American General Finance Corp., 5.26%, due 04/03/07	300,000		300,000

PETROLEUM AND COAL PRODUCTS (3.07%)
Chevron Corp., 5.24%, due 04/03/07	400,000		400,000
Chevron Corp., 5.25%, due 04/16/07	900,000		900,000

			1,300,000

Total Commercial Paper (Cost $2,000,000)			2,000,000

UNITED STATES GOVERNMENT AGENCIES (12.48%)
Federal Farm Credit Bank, due 04/18/07	1,000,000		997,431
Federal Home Loan Bank, due 04/09/07	1,100,000		1,098,580
Federal Home Loan Bank, due 04/12/07	1,100,000		1,098,119
Federal Home Loan Bank, due 04/25/07	900,000		896,790
Federal Home Loan Mortgage Corp., due 04/30/07	1,200,000		1,194,878

Total United States Government Agencies (Cost $5,285,798)			5,285,798

	Shares Held
MONEY MARKET MUTUAL FUND (0.65%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $276,954)	276,954	276,954

Total Short-Term Investments (Cost $7,562,752)		7,562,752

Total Investments (Cost $42,741,319) (102.81%)		43,544,035

OTHER ASSETS LESS LIABILITIES (-2.81%)
Cash, receivables, prepaid expense and other assets, less liabilities		(1,190,724)

Total Net Assets (100.00%)		$42,353,311

<F1>	Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 03/31/07, the carrying value of each unit was 103.43, representing $1,551,495 or 3.66% of total net assets.

Sabine Pass LNG, LP., was purchased at 100.000 on 11/01/2006. As of 03/31/07, the carrying value of each unit was 101.000, representing $1,010,000 or 2.38% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 8/26/99. As of 03/31/07, the carrying value of each unit was 103.966, representing $1,039,660 or 2.45% of total net assets.

As of 03/31/07, the carrying value of all restricted securities was $3,601,155 or 8.49% of total net assets.

<F2>	Firm Commitment to purchase on 04/12/2007.
<F3>	Trade restricted and held in a segregated account to cover firm commitment.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$1,096,450
Unrealized Depreciation	(293,734)

Net Unrealized Appreciation (Depreciation)	802,716

Cost for federal income tax purposes	$42,741,319

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

March 31, 2007

(Unaudited)

	Shares Held		Value
COMMON STOCKS (60.24%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.31%)
Jones Apparel Group, Inc.	9,600		$295,008

BUSINESS SERVICES (0.54%)
Electronic Data Systems Corp.	7,500		207,600
Microsoft Corp.	10,800		300,996

			508,596

CHEMICALS AND ALLIED PRODUCTS (9.15%)
Abbott Laboratories	19,800		1,104,840
Amgen, Inc.	3,900	<F1>	217,932
Colgate-Palmolive Co.	4,230		282,522
Dow Chemical Co.	13,965		640,435
E.I. du Pont de Nemours & Co.	16,475		814,359
GlaxoSmithKline PLC	4,700		259,722
Johnson & Johnson	26,662		1,606,652
KV Pharmaceutical Co.-Class A	12,600	<F1>	311,598
Mylan Laboratories, Inc.	11,890		251,355
Novartis AG	8,060		440,318
Olin Corp.	17,100		289,674
Pfizer, Inc.	67,204		1,697,573
Schering-Plough Corp.	15,700		400,507
Teva Pharmaceutical Industries, Ltd.	9,399		351,805

			8,669,292

COMMUNICATIONS (2.04%)
Comcast Corp.-Class A	13,590	<F1>	352,661
Sprint Nextel Corp.	59,901		1,135,723
Verizon Communications, Inc.	11,800		447,456

			1,935,840

DEPOSITORY INSTITUTIONS (5.40%)
Bank of America Corp.	14,072		717,953
Bank of New York Co., Inc.	11,229		455,336
Citigroup, Inc.	19,822		1,017,661
National City Corp.	8,695		323,889
New York Community Bancorp., Inc.	44,834		788,630
Regions Financial Corp.	13,974		494,260
U. S. Bancorp.	24,470		855,716
Wachovia Corp.	8,328		458,456

			5,111,901

ELECTRIC, GAS AND SANITARY SERVICES (5.68%)
Atmos Energy Corp.	38,252		1,196,523
Pepco Holdings, Inc.	40,600		1,178,212
Pinnacle West Capital Corp.	24,200		1,167,650
Tortoise Energy Capital Corp.	41,117		1,222,408
Xcel Energy, Inc.	24,690		609,596

			5,374,389

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.15%)
Cisco Systems, Inc.	20,100	<F1>	513,153
Emerson Electric Co.	1,600		68,944
General Electric Co.	106,965		3,782,282
Helen of Troy, Ltd.	12,334	<F1>	280,105
Intel Corp.	11,900		227,647

			4,872,131
FABRICATED METAL PRODUCTS (0.55%)
Illinois Tool Works, Inc.	10,155		523,998

FOOD AND KINDRED PRODUCTS (2.42%)
Anheuser-Busch Cos., Inc.	11,995		605,268
Coca-Cola Co. (The)	10,380		498,240
ConAgra Foods, Inc.	18,839		469,279
PepsiCo, Inc.	11,320		719,499

			2,292,286

FOOD STORES (0.75%)
Kroger Co.	25,186		711,505

GENERAL MERCHANDISE STORES (1.30%)
Target Corp.	4,760		282,078
Wal-Mart Stores, Inc.	20,290		952,616

			1,234,694

HEALTH SERVICES (0.89%)
Health Management Associates, Inc.	47,700		518,499
Lifepoint Hospitals, Inc.	8,429	<F1>	322,156

			840,655

INDUSTRIAL MACHINERY AND EQUIPMENT (3.98%)
3M Co.	20,305		1,551,911
Baker Hughes, Inc.	8,700		575,331
Hewlett-Packard Co.	6,900		276,966
Ingersoll-Rand Co., Ltd.-Class A	20,444		886,656
Weatherford International, Inc.	10,500	<F1>	473,550

			3,764,414

INSTRUMENTS AND RELATED PRODUCTS (2.16%)
Becton Dickinson & Co.	6,235		479,409
Biomet, Inc.	5,840		248,142
Stryker Corp.	7,190		476,841
Thermo Fisher Scientific, Inc.	7,840	<F1>	366,520
Zimmer Holdings, Inc.	5,500	<F1>	469,755

			2,040,667

INSURANCE CARRIERS (2.33%)
Allstate Corp.	7,140		428,828
American International Group, Inc.	6,170		414,747
MetLife, Inc.	9,755		616,028
Safeco Corp.	4,693		311,756
Wellpoint, Inc.	5,328	<F1>	432,101

			2,203,460

LUMBER AND WOOD PRODUCTS (0.25%)
Lowes Companies	7,525		236,962

METAL MINING (2.52%)
Barrick Gold Corp.	57,916		1,653,502
Newmont Mining Corp.	17,500		734,825

			2,388,327

NONDEPOSITORY CREDIT INSTITUTIONS (0.44%)
SLM Corp.	10,195		416,976

OIL AND GAS EXTRACTION (2.85%)
Anadarko Petroleum Corp.	13,700		588,826
Apache Corp.	6,700		473,690
Occidental Petroleum Co.	22,250		1,097,148
Rowan Cos., Inc.	16,700		542,249

			2,701,913

PAPER AND ALLIED PRODUCTS (1.48%)
Abitibi Consolidated, Inc.	133,500		376,470
Kimberly-Clark Corp.	15,015		1,028,377

			1,404,847
PERSONAL SERVICES (0.22%)
Cintas Corp.	5,650		203,965

PETROLEUM AND COAL PRODUCTS (2.25%)
BP PLC	8,100		524,475
ConocoPhillips	23,570		1,611,009

			2,135,484
PIPELINES, EXCEPT NATURAL GAS (1.35%)
Kinder Morgan Management, LLC	24,915		1,276,645

PRINTING AND PUBLISHING (1.01%)
Belo Corp.-Series A	17,370	324,298
R.R. Donnelley & Sons Co.	10,925	399,746
Tribune Co.	7,375	236,811

		960,855
RAILROAD TRANSPORTATION (0.29%)
Union Pacific Corp.	2,710	275,201

RETAIL-DRUG AND PROPRIETARY STORES (0.30%)
Walgreen Co.	6,100	279,929

TOBACCO PRODUCTS (0.37%)
Altria Group, Inc.	4,045	355,191

TRANSPORTATION EQUIPMENT (2.58%)
Federal Signal Corp.	36,400	564,928
Honeywell International, Inc.	27,400	1,262,044
ITT Industries, Inc.	10,190	614,661

		2,441,633

TRUCKING AND WAREHOUSING (0.50%)
United Parcel Service, Inc.-Class B	6,720	471,072

WHOLESALE TRADE - NONDURABLE GOODS (0.93%)
Dean Foods Co.	6,541	305,726
SYSCO Corp.	17,085	577,986

		883,712
MISCELLANEOUS EQUITIES (0.25%)
H & Q Life Sciences Investors	17,000	236,300

Total Common Stocks (Cost $46,753,308)		57,047,848

	Principal Amount
MORTGAGE-BACKED SECURITIES (2.42%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$62,238	64,917
Pool # 3040, 7.00%, due 02/01/31	34,659	36,134
Pool # 3188, 6.50%, due 02/01/32	98,100	100,719
Pool # 3239, 6.50%, due 05/01/32	156,297	160,467
Pool # 3333, 5.50%, due 01/ 01/33	265,052	263,616
Pool # 3403, 5.50%, due 06/01/33	215,928	214,758
Pool # 3442, 5.00%, due 09/01/33	887,601	862,052
Pool # 3459, 5.50%, due 10/01/33	592,080	588,872

Total Mortgage-Backed Securities (Cost $2,300,585)		2,291,535

UNITED STATES GOVERNMENT AGENCIES (24.82%)
Federal National Mortgage Assoc., 6.00%, due 11/09/15	975,000	976,218
Government National Mortgage Assoc., 5.00%, due 09/01/23	700,000	695,703
Government National Mortgage Assoc., 5.50%, due 05/01/24	2,000,000	1,990,374
Government National Mortgage Assoc., 5.00%, due 05/01/29	1,000,000	962,659
Government National Mortgage Assoc., 5.00%, due 09/01/29	600,000	599,368
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,560,000	1,547,267
Government National Mortgage Assoc., 5.00%, due 04/01/31	1,500,000	1,496,172
Government National Mortgage Assoc., 5.00%, due 06/01/31	1,300,000	1,280,734
Government National Mortgage Assoc., 5.50%, due 02/01/32	1,300,000	1,304,407
Government National Mortgage Assoc., 5.00%, due 07/01/32	500,000	486,319
Government National Mortgage Assoc., 5.50%, due 07/01/32	2,250,000	2,223,290
Government National Mortgage Assoc., 5.50%, due 11/01/32	2,000,000	2,005,952
Government National Mortgage Assoc., 5.50%, due 02/01/33	2,500,000	2,459,110
Government National Mortgage Assoc., 5.00%, due 05/01/33	780,000	758,532
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,693,200	1,658,774
Government National Mortgage Assoc., 3.47%, due 04/01/34	390,946	378,246
Government National Mortgage Assoc., 4.00%, due 10/01/34	726,391	707,028
Government National Mortgage Assoc., 5.50%, due 12/01/34	2,000,000	1,969,840

Total United States Government Agencies (Cost $23,221,336)		23,499,993

SHORT-TERM INVESTMENTS (12.78%)
COMMERCIAL PAPER (4.65%)
DEPOSITORY INSTITUTIONS (1.27%)
Citigroup CP, 5.25%, due 04/12/07	1,200,000	1,200,000

INSURANCE CARRIERS (1.16%)
Prudential Funding LLC, 5.26%, due 04/16/07	1,100,000	1,100,000

NONDEPOSITORY INSTITUTIONS (2.22%)
American Express Credit Corp., 5.25%, due 04/09/07	1,250,000	1,250,000
General Electric Capital Corp., 5.25%, due 04/02/07	500,000	500,000
General Electric Capital Corp., 5.25%, due 04/23/07	350,000	350,000

		2,100,000

Total Commercial Paper (Cost $4,400,000)		4,400,000

UNITED STATES GOVERNMENT AGENCIES (7.94%)
Federal Home Loan Bank, due 04/02/07	550,000	549,842
Federal Home Loan Bank, due 04/27/07	1,000,000	996,156
Federal Home Loan Mortgage Corp., due 04/18/07	1,300,000	1,296,656
Federal Home Loan Mortgage Corp., due 04/23/07	400,000	398,682
Federal National Mortgage Assoc., due 04/04/07	1,000,000	999,428
Federal National Mortgage Assoc., due 05/02/07	1,098,000	1,092,986
Federal National Mortgage Assoc., due 05/08/07	1,000,000	994,593
Federal National Mortgage Assoc., due 05/11/07	1,200,000	1,193,002

Total United States Government Agencies (Cost $7,521,345)		7,521,345

	Shares Held
MONEY MARKET MUTUAL FUND (0.19%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $184,664)	184,664	184,664

Total Short-Term Investments (Cost $12,106,009)		12,106,009

Total Investments (Cost $84,381,238) (100.26%)		94,945,385

OTHER ASSETS LESS LIABILITIES (-0.26%)
Cash, receivables, prepaid expense and other assets, less liabilities		(249,441)

Total Net Assets (100.00%)		$94,695,944

<F1>	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$13,171,101
Unrealized Depreciation	(2,359,168)

Net Unrealized Appreciation (Depreciation)	10,811,933
Cost for federal income tax purposes	$84,133,452

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

March 31, 2007

(Unaudited)

	Annualized Yield on Purchase Date		Principal Amount	Value
SHORT-TERM INVESTMENTS (100.06%)
COMMERCIAL PAPER (26.85%)
FOOD AND KINDRED PRODUCTS (4.12%)
Coca-Cola Enterprises, Inc., 144A due 04/12/2007	5.314	%<F1>	$350,000	$349,381

INSURANCE CARRIERS (4.13%)
Prudential Funding, LLC, due 04/30/07	5.225		350,000	350,000

NONDEPOSITORY INSTITUTIONS (14.76%)
American Express Credit Corp., due 04/03/07	5.211		300,000	300,000
American General Finance Corp., due 05/10/07	5.279		300,000	300,000
General Electric Capital Corp., due 04/09/07	5.231		250,000	250,000
HSBC Finance Corp., due 04/19/07	5.268		400,000	400,000

				1,250,000

PETROLEUM AND COAL PRODUCTS (3.84%)
Chevron Corp., due 05/09/07	5.231		325,000	325,000

Total Commercial Paper (Cost $2,274,381)				2,274,381

UNITED STATES GOVERNMENT AGENCIES (73.21%)
Federal Farm Credit Bank, due 04/05/07	5.249		350,000	349,749
Federal Farm Credit Bank, due 04/17/07	5.220		275,000	274,333
Federal Farm Credit Bank, due 06/27/07	5.258		300,000	296,245
Federal Home Loan Bank, due 04/13/07	5.250		325,000	324,393
Federal Home Loan Bank, due 04/20/07	5.245		300,000	299,140
Federal Home Loan Bank, due 04/25/07	5.206		300,000	298,934
Federal Home Loan Bank, due 05/04/07	5.267		275,000	273,657
Federal Home Loan Bank, due 05/16/07	5.211		325,000	322,879
Federal Home Loan Bank, due 06/20/07	5.264		125,000	123,557
Federal Home Loan Mortgage Corp., due 04/02/07	5.258		300,000	299,914
Federal Home Loan Mortgage Corp., due 04/16/07	5.220		350,000	349,201
Federal Home Loan Mortgage Corp., due 04/18/07	5.239		300,000	299,227
Federal Home Loan Mortgage Corp., due 05/07/07	5.233		275,000	273,549
Federal Home Loan Mortgage Corp., due 05/21/07	5.252		275,000	272,997
Federal Home Loan Mortgage Corp., due 06/04/07	5.231		350,000	346,770
Federal National Mortgage Assoc., due 04/11/07	5.268		300,000	299,525
Federal National Mortgage Assoc., due 04/23/07	5.236		250,000	249,178
Federal National Mortgage Assoc., due 04/27/07	5.236		250,000	249,035
Federal National Mortgage Assoc., due 05/08/07	5.227		325,000	323,241
Federal National Mortgage Assoc., due 05/11/07	5.270		280,000	278,352
Federal National Mortgage Assoc., due 05/24/07	5.245		275,000	272,882
Federal National Mortgage Assoc., due 05/30/07	5.254		125,000	123,930

Total United States Government Agencies (Cost $6,200,688)				6,200,688

Total Short-Term Investments (Cost $8,475,069)				8,475,069

OTHER ASSETS LESS LIABILITIES (-0.06%)
Cash, receivables, prepaid expense and other assets, less liabilities				(5,273)

Total Net Assets (100.00%)				$8,469,796

<F1>	Restricted Securities:

Coca-Cola Enterprises, Inc., was purchased at 99.180 on 02/15/07. As of 03/31/07, the carrying value of each unit was 99.823, representing $349,381 or 4.12% of total net assets.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

March 31, 2007

(Unaudited)

	Shares Held		Value
COMMON STOCKS (97.05%)
BUSINESS SERVICES (4.03%)
Microsoft Corp.	91,883		$2,560,779
Oracle Corp.	57,149	<F1>	1,036,111

			3,596,890
CHEMICALS AND ALLIED PRODUCTS (14.61%)
Abbott Laboratories	24,755		1,381,329
Amgen, Inc.	17,835	<F1>	996,620
Bristol-Myers Squibb Co.	35,343		981,122
Dow Chemical Co.	10,505		481,759
E.I. du Pont de Nemours & Co.	15,756		778,819
Eli Lilly & Co.	17,662		948,626
Johnson & Johnson	42,710		2,573,705
Merck & Co., Inc.	28,348		1,252,131
Pfizer, Inc.	44,377		1,120,963
Proctor & Gamble Co.	40,222		2,540,421

			13,055,495
COMMUNICATIONS (4.61%)
AT&T, Inc.	34,855		1,374,333
Comcast Corp.-Class A	33,054	<F1>	857,751
Verizon Communications	36,562		1,386,431
Viacom, Inc.-Class B	12,084	<F1>	496,773

			4,115,288
DEPOSITORY INSTITUTIONS (10.96%)
Bank of America Corp.	45,666		2,329,879
Citigroup, Inc.	48,341		2,481,827
J. P. Morgan Chase & Co.	46,325		2,241,204
Wachovia Corp.	25,460		1,401,573
Wells Fargo Co.	39,005		1,342,942

			9,797,425
EATING AND DRINKING PLACES (2.56%)
McDonald’s Corp.	50,717		2,284,801

ELECTRIC, GAS AND SANITARY SERVICES (3.85%)
Dominion Resources, Inc.	11,370		1,009,315
Exelon Corp.	24,105		1,656,255
Southern Co.	21,215		777,530

			3,443,100
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.44%)
Cisco Systems, Inc.	61,023	<F1>	1,557,917
General Electric Co.	72,106		2,549,668
Intel Corp.	57,041		1,091,194
Motorola, Inc.	37,189		657,130
Texas Instruments, Inc.	26,461		796,476

			6,652,385
FOOD AND KINDRED PRODUCTS (3.10%)
Anheuser Busch Cos., Inc.	11,202		565,253
Coca-Cola Co. (The)	25,859		1,241,232
PepsiCo, Inc.	15,208		966,620

			2,773,105
FORESTRY (0.52%)
Weyerhaeuser Co.	6,270		468,620

GENERAL MERCHANDISE STORES (2.19%)
Wal-Mart Stores, Inc.	41,773		1,961,242

INDUSTRIAL MACHINERY AND EQUIPMENT (8.80%)
3M Co.	17,453		1,333,933
Applied Materials, Inc.	23,520		430,886
Caterpillar, Inc.	28,044		1,879,789
Dell, Inc.	30,585<	F1>	709,878
EMC Corp.	37,308<	F1>	516,716
Hewlett-Packard Co.	40,454		1,623,823
International Business Machines Corp.	14,526		1,369,221

			7,864,246
INSURANCE CARRIERS (2.80%)
American International Group, Inc.	37,204		2,500,853

LUMBER AND WOOD PRODUCTS (1.04%)
Home Depot, Inc.	25,393		932,939

MOTION PICTURES (2.48%)
Disney (Walt) Co.	36,092		1,242,648
Time Warner, Inc.	49,492		975,982

			2,218,630
NONDEPOSITORY INSTITUTIONS (4.13%)
American Express Co.	51,742		2,918,249
Federal National Mortgage Assoc.	14,090		769,032

			3,687,281
PETROLEUM AND COAL PRODUCTS (8.97%)
Chevron Corp.	38,610		2,855,596
Exxon Mobil Corp.	68,376		5,158,969

			8,014,565
PRIMARY METAL INDUSTRIES (1.15%)
Alcoa, Inc.	30,278		1,026,424

PRINTING AND PUBLISHING (0.41%)
CBS Corp.-Class B	12,084		369,650

SECURITY AND COMMODITY BROKERS (0.66%)
Amerprise Financial, Inc.	10,349		591,342

TOBACCO PRODUCTS (3.75%)
Altria Group, Inc.	38,185		3,353,025

TRANSPORTATION EQUIPMENT (8.99%)
Boeing Co. (The)	31,442		2,795,508
General Motors Corp.	16,365		501,424
Honeywell International, Inc.	37,264		1,716,380
United Technologies Corp.	46,457		3,019,705

			8,033,017

Total Common Stocks (Cost $61,696,619)			86,740,323

	Principal Amount
SHORT-TERM INVESTMENTS (2.86%)
COMMERCIAL PAPER (0.78%)
NONDEPOSITORY INSTITUTIONS (0.45%)
American General Finance, 5.30%, due 04/17/07	$200,000	200,000
General Electric Capital Corp., 5.24%, due 04/26/07	200,000	200,000

		400,000
INSURANCE CARRIERS (0.33%)
Prudential Funding LLC, 5.25%, due 04/24/07	300,000	300,000

Total Commercial Paper (Cost $700,000)		700,000

UNITED STATES GOVERNMENT AGENCIES (1.79%)
Federal Home Loan Bank, due 04/04/07	350,000	349,799
Federal Home Loan Bank, due 04/20/07	400,000	398,855
Federal Home Loan Mortgage Corp., due 04/09/07	450,000	449,418
Federal Home Loan Mortgage Corp., due 04/13/07	400,000	399,259

Total United States Government Agencies (Cost $1,597,331)		1,597,331

	Shares Held
MONEY MARKET MUTUAL FUND (0.29%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $259,699)	259,699	259,699

Total Short-Term Investments (Cost $2,557,030)		2,557,030

Total Investments (Cost $64,253,649) (99.91%)		89,297,353

OTHER ASSETS LESS LIABILITIES (0.09%)
Cash, receivables, prepaid expense and other assets, less liabilities		83,086

Total Net Assets (100.00%)		$89,380,439

F1	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$32,200,618
Unrealized Depreciation	(7,156,914)

Net Unrealized Appreciation (Depreciation)	25,043,704

Cost for federal income tax purposes	$64,253,649

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Variable Insurance Series Fund

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	5/17/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	5/17/07

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date:	5/17/07